Financial Instruments and Related Disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Beginning balance	£ (4,722)	£ (5,532)
Net losses recognised in the income statement	1,269	(103)
Net gains recognised in other comprehensive income	160	31
Settlement of contingent consideration liabilities	885	893
Settlement of contingent consideration receivables		(42)
Additions	126	241
Disposals and settlements	172	(33)
Transfers from Level 3	72	(174)
Other movements		(3)
Ending balance	£ 5,064	£ (4,722)